Business Combinations (Summary Of Allocation Of The Purchase Price Based On A Preliminary Estimate Of The Fair Value Of Assets Acquired And Liabilities Assumed) (Details) (Detail) (JPY ¥)
In Millions, unless otherwise specified
Jul. 04, 2011
Business Combinations [Abstract]
Cash and cash equivalents	¥ 20,516
Trade receivable, net	2,104
Inventories	11,013
Property, plant and equipment	3,316
Intangible assets	16,899
Goodwill	35,140
Other assets	20,145
Trade accounts payable	(3,136)
Other liabilities	(27,268)
Net assets acquired	78,729
Purchase Price	¥ 78,729